Taxes - Income tax - Deferred tax assets and liabilities by type - Assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	€ 7,913		€ 6,713	€ 7,181
Depreciation of deferred tax assets	(3,661)		(3,709)	(3,704)
Netting assets	(3,260)		(1,638)	(1,891)
Total asset	992	€ 2,893	1,366	1,586
Deferred tax liability	3,963		2,269	2,546
Netting liabilities	(3,260)		(1,638)	(1,891)
Total liability	703	€ 2,156	631	655
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	704		833	842
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	614		721	790
Deferred tax liability	1,216		1,123	1,139
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	3,895		3,914	4,011
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	2,700		1,245	1,538
Deferred tax liability	€ 2,746		€ 1,146	€ 1,407